INVESTMENTS (NARRATIVE) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014 states	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Premium deficiencies adjustments to present value of future profits	$ 128,800,000	$ 27,800,000
Reduction to deferred acquisition costs due to unrealized gains that would result in premium deficiency if unrealized gains were realized	142,200,000
Adjustment to insurance liabilities	(381,400,000)	0
Increase to deferred tax assets due to unrealized gains that would result in premium deficiency if unrealized gains were realized	232,100,000	9,900,000
Fixed maturities, available for sale, amortized cost	18,408,100,000	21,891,800,000
Estimated fair value	20,634,900,000	23,204,600,000
Fair value of fixed maturity investments and mortgage loans not accruing investment income	0	500,000
Net realized investment gains (losses)	36,700,000	33,400,000	81,100,000
Net realized investment gains, excluding impairment losses	64,000,000	45,000,000	118,900,000
Sales of investments	2,090,000,000	2,315,800,000	2,057,600,000
Other than temporary impairments recorded	27,300,000	11,600,000	37,800,000
Fixed maturities in default	0
Value Of available for sale securities sold	233,700,000	477,500,000	402,500,000
Impairment losses related to writedown of mortgage loans which losses major tenants	6,800,000		5,400,000
Impairment losses related to private company investments did not meet expectations of previous valuations	19,100,000
Other than temporary impairment losses, losses on other investments following unforeseen events	1,400,000		2,500,000
Other-than-temporary impairments included in accumulated other comprehensive income	3,200,000	4,300,000
Estimated fair value	4,215,400,000
Percent of fixed maturities	20.40%
Number of additional states greater than specified percentage of mortgage loan balance	0
Assets held by insurance regulators	42,300,000	65,600,000
Minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of mortgage loan balance	5.00%
Maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of commercial loan balance that is noncurrent	0.00%
Non Investment Grade [Member]
Schedule of Available-for-sale Securities [Line Items]
Fixed maturities, available for sale, amortized cost	2,339,200,000	2,691,100,000
Percentage of available-for-sale debt securities	13.00%
Estimated fair value	2,416,100,000	2,802,600,000
Available-for-sale securities, percentage of amortized cost	103.00%
Other-than-temporary impairments included in accumulated other comprehensive income	3,200,000	4,300,000
Marketable Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Net realized investment gains, excluding impairment losses	54,400,000	51,800,000	98,800,000
Embedded Derivative Financial Instruments [Member]
Schedule of Available-for-sale Securities [Line Items]
Embedded Derivative, Gain on Embedded Derivative	7,600,000		20,100,000
Embedded Derivative, Loss on Embedded Derivative		(6,800,000)
Total fixed maturities, available for sale [Member]
Schedule of Available-for-sale Securities [Line Items]
Net realized investment gains (losses)	51,400,000	39,200,000	99,000,000
Available-for-sale Securities, Gross Realized Losses	13,000,000	11,400,000	15,400,000
Mortgage-backed and Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Realized losses on sale		2,500,000	5,200,000
US States and Political Subdivisions Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Losses	700,000
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Realized Losses	12,300,000
Realized losses on sale		8,900,000	10,200,000
Mortgage Loan [Member]
Schedule of Available-for-sale Securities [Line Items]
Net realized investment gains (losses)	(100,000)	(1,100,000)	(3,700,000)
Individual Corporate Security [Member]
Schedule of Available-for-sale Securities [Line Items]
Other than temporary impairments recorded		5,000,000
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Net realized investment gains (losses)	10,100,000	4,800,000	100,000
Other than temporary impairments recorded		2,500,000	29,900,000
Other Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Net realized investment gains (losses)	2,600,000	(5,000,000)	22,500,000
Other than temporary impairments recorded		4,100,000
California [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of mortgage loan balance	13.00%
Texas [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of mortgage loan balance	10.00%
Maryland [Member]
Schedule of Available-for-sale Securities [Line Items]
Percentage of mortgage loan balance	7.00%
Coinsurance [Member] | Embedded Derivative Financial Instruments [Member]
Schedule of Available-for-sale Securities [Line Items]
Embedded Derivative, Gain on Embedded Derivative	$ 2,000,000